Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
ESP	(28)	(30)
RSUs/PSUs	(69)	(59)
Other (1)	(4)	(6)
Total share-based payments	(101)	(95)
(1) Includes DSUs and stock options.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes RSUs/PSUs outstanding at December 31, 2022 and 2021.

NUMBER OF RSUs/PSUs	2022	2021
Outstanding, January 1	3,085,667	2,973,393
Granted(1)	1,016,211	1,178,794
Dividends credited	173,100	175,516
Settled	(1,061,392)	(1,135,128)
Forfeited	(89,399)	(106,908)
Outstanding, December 31	3,124,187	3,085,667
Vested, December 31(2)	887,158	1,000,394
(1)The weighted average fair value of the RSUs/PSUs granted was $66 in 2022 and $60 in 2021.
(2)The RSUs/PSUs vested on December 31, 2022 were fully settled in February 2023 with BCE common shares and/or DSUs.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes stock options outstanding at December 31, 2022 and 2021.

		2022		2021
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		10,778,724	60	15,650,234	59
Exercised(1)	30	(2,952,992)	58	(4,603,861)	57
Forfeited or expired		(23,624)	65	(267,649)	60
Outstanding, December 31		7,802,108	61	10,778,724	60
Exercisable, December 31		4,539,188	58	4,316,424	58
(1)The weighted average market share price for options exercised was $69 in 2022 and $64 in 2021.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2022 and 2021.

	STOCK OPTIONS OUTSTANDING
	2022			2021
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$50-$59	4,510,298	4	58	7,442,442	4	58
$60 & above	3,291,810	7	65	3,336,282	8	65
	7,802,108	5	61	10,778,724	6	60